RBC FUNDS TRUST

RBC Emerging Markets Equity Fund (the “Fund”)

Supplement dated August 3, 2015 to the RBC Global Equity Funds Prospectus dated July 29, 2015,
(the “Global Equity Prospectus”)

This Supplement provides additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

I.

The Fund’s Board of Trustees has approved an increase of the contractual fee waiver on the advisory fee, which is intended to lower the Fund’s net expense levels and thereby make the Fund more competitively priced.

Effective August 3, 2015, the annual operating expense limit is amended to require that the Advisor waive an additional advisory fee and/or bear additional Fund expenses, in addition to the amounts previously agreed to be waived or paid, in an incremental additional annual amount of 47.5 basis points for the Fund.

To reflect these changes, the Prospectus is hereby amended as follows:

1.

With respect to the RBC Emerging Markets Equity Fund in the Global Equity Prospectus in the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph on page 1 are deleted in their entirety and replaced with the following:

RBC Emerging Markets Equity Fund

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[2]	3.76%	3.70%
Total Annual Fund Operating Expenses	4.96%	4.65%
Fee Waiver and/or Expense Reimbursement[3]	(3.985)%	(3.925)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[3]	0.975%	0.725%

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.725% of the Fund’s average daily net assets. This expense limitation agreement is in place until October 31, 2017 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first three years only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$669	$74
Three Years	$1,642	$1,047
Five Years	$2,615	$2,027
Ten Years	$5,053	$4,507

2.

In the section entitled “Management-Investment Advisor” on page 33 of the Global Equity Prospectus, the advisory fee table and corresponding footnote—and the table’s accompanying introductory sentence—are deleted and replaced with the following:

For these advisory services, each Fund paid a fee (expressed as a percentage of average net assets) during the fiscal period ended March 31, 2015 as follows:

RBC Emerging Markets Equity Fund	0.95%[1]
RBC Emerging Markets Small Cap Equity Fund	1.25%[1]
RBC Global Opportunities Fund	0.85%[1]
RBC International Opportunities Fund	0.80%[1]

1

The Advisor has contractually agreed to waive fees and/or pay operating expenses through October 31, 2017 for the RBC Emerging Markets Equity Fund in order to maintain net annual fund operating expenses of the Fund to 0.725%, and through July 31, 2016 for the RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund, and RBC International Opportunities Fund in order to maintain net annual fund operating expenses of the Funds to 1.60%, 1.05%, and 1.00%, respectively. Between November 1, 2017 and April 30, 2019, the waivers for the RBC Emerging Markets Equity Fund are currently expected to decrease, which will increase the Fund’s expenses. The expense limitation agreement for all Funds excludes distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation (including legal and audit fees and other costs in contemplation of or incident thereto) and indemnification, other expenses not incurred in the ordinary course of each Fund’s business and fees and expenses incurred indirectly by the Fund as a result of investment in shares of another investment company. Each Fund will carry forward, for a period not to exceed 36 months from the end of the fiscal year in which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

II.

The Fund’s Board of Trustees has approved an amendment to the Expense Limitation Agreement dated October 1, 2014 for the RBC Emerging Markets Equity Fund to reflect the modified structure of the contractual expense limitations in effect with the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

RBC FUNDS TRUST

RBC BlueBay Emerging Market Corporate Bond Fund
RBC BlueBay Global High Yield Bond Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 3, 2015 to the RBC BlueBay Funds Prospectus dated January 28, 2015,
(the “BlueBay Prospectus”)

This Supplement provides additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

I.

The Funds’ Board of Trustees has approved an increase of the contractual fee waivers on the advisory fees, which is intended to lower the Funds’ net expense levels and thereby make the Funds more competitively priced.

Effective August 3, 2015, the annual operating expense limits are amended to require that the Advisor waive additional advisory fees and/or bear additional Fund expenses, in addition to the amounts previously agreed to be waived or paid, in an incremental additional annual amount of 42.5 basis points for the RBC BlueBay Emerging Market Corporate Bond Fund and 35 basis points for the RBC BlueBay Global High Yield Bond Fund.

To reflect these changes, the Prospectus is hereby amended as follows:

1.

With respect to the RBC BlueBay Emerging Market Corporate Bond Fund in the BlueBay Prospectus in the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on page 9 and the “Example” table and accompanying introductory paragraph on page 9 are deleted in their entirety and replaced with the following:

RBC BlueBay Emerging Market Corporate Bond Fund

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	55.16%	0.83%
Total Annual Fund Operating Expenses	56.26%	1.68%
Fee Waiver and/or Expense Reimbursement[3]	(55.435)%	(1.105)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.825%	0.575%

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual advisory fee rate and operating expense limit that became effective on October 1, 2014.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.575% of the Fund’s average daily net assets. This expense limitation agreement will remain in place until October 31, 2017 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first three years only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$506	$59
Three Years	$6,713	$421
Five Years	$8,188	$808
Ten Years	$8,635	$1,894

2.

With respect to the RBC BlueBay Global High Yield Bond Fund in the BlueBay Prospectus in the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on page 15 and the “Example” table and accompanying introductory paragraph on page 16 are deleted in their entirety and replaced with the following:

RBC BlueBay Global High Yield Bond Fund

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	26.17%	0.55%
Total Annual Fund Operating Expenses	27.12%	1.25%
Fee Waiver and/or Expense Reimbursement[3]	(26.42)%	(0.80)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.70%	0.45%

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual advisory fee rate and operating expense limit that became effective on October 1, 2014.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.45% of the Fund’s average daily net assets. This expense limitation agreement will remain in place until October 31, 2017 and may not be terminated by the Advisor prior to that date.

2

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first three years only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$493	$46
Three Years	$4,778	$317
Five Years	$7,377	$609
Ten Years	$10,236	$1,441

3.

In the section entitled “Management-Investment Advisor” on page 69 of the BlueBay Prospectus, the advisory fee table and operating expense limit tables—and each table’s accompanying introductory sentence—are deleted and replaced with the following:

For these advisory services, each Fund pays a fee (expressed as a percentage of average net assets) as follows:

RBC BlueBay Emerging Market Select Bond Fund	0.75%
RBC BlueBay Emerging Market Corporate Bond Fund	0.85%
RBC BlueBay Global High Yield Bond Fund	0.70%
RBC BlueBay Global Convertible Bond Fund	0.75%
RBC BlueBay Absolute Return Fund	0.75%
RBC BlueBay Total Return Credit Fund	0.85%
RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	1.15%

The Advisor has contractually agreed to waive fees and/or pay operating expenses through October 31, 2017 for the RBC BlueBay Emerging Market Corporate Bond Fund and the RBC BlueBay Global High Yield Bond Fund and through January 31, 2016 for all other Funds in order to maintain net annual fund operating expenses of the Funds as set forth below:

RBC BlueBay Emerging Market Select Bond Fund	0.90%
RBC BlueBay Emerging Market Corporate Bond Fund	0.575%
RBC BlueBay Global High Yield Bond Fund	0.45%
RBC BlueBay Global Convertible Bond Fund	0.85%
RBC BlueBay Absolute Return Fund	0.95%
RBC BlueBay Total Return Credit Fund	1.00%
RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	1.25%

Between November 1, 2017 and April 30, 2019, the waivers for the RBC BlueBay Emerging Market Corporate Bond Fund and the RBC BlueBay Global High Yield Bond Fund are currently expected to decrease, which will increase the Funds’ expenses.

II.

The Funds’ Board of Trustees has approved an amendment to the Amended and Restated Expense Limitation Agreement for the RBC BlueBay Emerging Market Corporate Bond Fund and the RBC BlueBay Global High Yield Bond Fund to reflect the modified structure of the contractual expense limitations in effect with the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

RBC FUNDS TRUST

RBC Mid Cap Value Fund (the “Fund”)

Supplement dated August 3, 2015 to the RBC Equity Funds Prospectus dated January 28, 2015,
(the “Equity Prospectus”)

This Supplement provides additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

I.

The Fund’s Board of Trustees has approved an increase of the contractual fee waiver on the advisory fee, which is intended to lower the Fund’s net expense levels and thereby make the Fund more competitively priced.

Effective August 3, 2015, the annual operating expense limit is amended to require that the Advisor waive an additional advisory fee and/or bear additional Fund expenses, in addition to the amounts previously agreed to be waived or paid, in an incremental additional annual amount of 35 basis points for the Fund.

To reflect these changes, the Prospectus is hereby amended as follows:

1.

With respect to the RBC Mid Cap Value Fund in the Equity Prospectus in the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnote and the “Example” table and accompanying introductory paragraph on page 1 are deleted in their entirety and replaced with the following:

RBC Mid Cap Value Fund

Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	3.01%
Total Annual Fund Operating Expenses	3.71%
Fee Waiver and/or Expense Reimbursement[1]	(3.16)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.55%

1

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to the net expenses in the table. This expense limitation agreement is in place until October 31, 2017 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first three years only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I
One Year	$56
Three Years	$841
Five Years	$1,647
Ten Years	$3,753

2.

In the section entitled “Management-Investment Advisor” on page 38 of the Equity Prospectus, the advisory fee table and corresponding footnotes —and the table’s accompanying introductory sentence—are deleted and replaced with the following:

For these advisory services, each Fund paid a fee (expressed as a percentage of average net assets) during the fiscal year ended September 30, 2014 as follows:

RBC Mid Cap Value Fund	0.70%[1]
RBC SMID Cap Growth Fund	0.70%[1]
RBC Enterprise Fund	0.92%[1,2]
RBC Small Cap Core Fund	0.85%[1]
RBC Microcap Value Fund	0.90%[1]
RBC Small Cap Value Fund	0.80%[1,3]

[1]

The Advisor has contractually agreed to waive fees and/or pay operating expenses through October 31, 2017 for the RBC Mid Cap Value Fund and through January 31, 2016 for all other Funds in order to maintain net annual fund operating expenses of the Funds as set forth under each Fund’s “Fees and Expenses of the Fund.” Between November 1, 2017 and April 30, 2019, the waivers for the RBC Mid Cap Value Fund are currently expected to decrease, which will increase the Fund’s expenses. The expense limitation agreement for all Funds excludes brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation (including legal and audit fees and other costs in contemplation of or incident thereto) and indemnification, other expenses not incurred in the ordinary course of each Fund’s business and fees and expenses incurred indirectly by the Fund as a result of investment in shares of another investment company. The expense limitation agreement for the RBC Small Cap Value Fund also excludes distribution fees. Each Fund will carry forward, for a period not to exceed 12 months (36 months for RBC Small Cap Value Fund) from the date on which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

[2]

Pursuant to the Investment Advisory Agreement for the RBC Enterprise Fund, the Fund pays a contractual fee as follows: 1.00% of the Fund’s average net assets of $30 million or less and 0.90% of net assets over $30 million.

[3]

The RBC Small Cap Value Fund commenced operations on December 3, 2014 and was not operational during the fiscal year ended September 30, 2014. The Fund pays the Advisor a fee of 0.80% of the Fund’s average net assets.

II.

The Fund’s Board of Trustees has approved an amendment to the Amended and Restated Expense Limitation Agreement for RBC Mid Cap Value Fund dated as of December 6, 2012 to reflect the modified structure of the contractual expense limitations in effect with the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2